PGIM Nasdaq-100 Buffer 12 ETF - January
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 106.0%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $204,825)(wb)	204,825	$204,825
Options Purchased*~ 105.3%
(cost $29,651,351)		30,716,550

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.0% (cost $29,856,176)		30,921,375
Options Written*~ (6.0)%
(premiums received $1,928,224)		(1,749,324)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $27,927,952)		29,172,051
Liabilities in excess of other assets (0.0)%		(12,019)

Net Assets 100.0%		$29,160,032

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	12/31/26	$6.14		441		44	$29,983,828
Invesco QQQ Trust, Series 1	Put	12/31/26	$614.31		441		44	732,722
Total Options Purchased (cost $29,651,351)								$30,716,550
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	12/31/26	$718.13		441		44	$(1,426,803)
Invesco QQQ Trust, Series 1	Put	12/31/26	$540.59		441		44	(322,521)
Total Options Written (premiums received $1,928,224)								$(1,749,324)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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